December 22, 2015

Supplement

SUPPLEMENT DATED DECEMBER 22, 2015 TO THE PROSPECTUS OF
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 27, 2015
(the "Fund")

The total expense ratio caps of Class A, Class B, Class L, Class I and Class IS shares of the Fund have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class L	Class I	Class IS
Advisory Fee	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	0.85%	0.50%	None	None
Other Expenses	0.63%	0.85%	0.62%	0.54%	0.65%
Total Annual Fund Operating Expenses[3]	1.20%	2.02%	1.44%	0.86%	0.97%
Fee Waiver and/or Expense Reimbursement[3]	0.25%	0.43%	0.20%	0.26%	0.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.95%	1.59%	1.24%	0.60%	0.57%

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$518	$715	$928	$1,542
Class B	$662	$802	$1,066	$1,718
Class L	$126	$393	$681	$1,500
Class I	$61	$192	$335	$750
Class IS	$58	$183	$318	$714

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$518	$715	$928	$1,542
Class B	$162	$502	$866	$1,718
Class L	$126	$393	$681	$1,500
Class I	$61	$192	$335	$750
Class IS	$58	$183	$318	$714

The third footnote following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

(3) The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The first sentence of the penultimate paragraph under the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I and 0.57% for Class IS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT-1215

December22, 2015

Supplement

SUPPLEMENT DATED DECEMBER 22, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 27, 2015
(the "Fund")

The total expense ratio caps of Class A, Class B, Class L, Class I and Class IS shares of the Fund have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Statement of Additional Information is hereby amended as follows:

The first sentence of the fifth paragraph under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I and 0.57% for Class IS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.